Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Significant accounting policies
Basis of preparation

2.1Basis of preparation

The financial statements for the three and six months ended June 30, 2024, have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB).

The financial statements do not amount to full financial statements and do not include all of the information and disclosures required for full annual financial statements. It should be read in conjunction with the consolidated annual financial statements of the Group for the year ended December 31, 2023, which have been prepared in accordance with IFRS Accounting Standards as issued by the IASB, as noted within note 2.1 of the consolidated annual financial statements.

In management’s opinion, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2024, and its results of operations for the three and six months ended June 30, 2024, and 2023, cash flows for the three and six months ended June 30, 2024, and 2023, and statement of changes in equity for the three and six months ended June 30, 2024, and 2023. Certain amounts in the prior period statement of cash flows related to derivative instruments within financing activities have been reclassified to conform to the current year presentation. The condensed consolidated statement of financial position as of December 31, 2023, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.

Approval	2.2Approval These condensed consolidated interim financial statements were authorized and approved for issue on August 12, 2024.
Income tax	2.3Income tax Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual income or loss.
Changes in accounting policies and disclosures

2.4Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except the new standards, amendments and interpretations adopted by the Group during the period.

(a)New standards, amendments and interpretations adopted by the Group

The Group has applied the following standards and amendments for its reporting period commencing January 1, 2024:

●	Classification of Liabilities as Current or Non-current - Deferral of Effective Date (Amendment to IAS 1)
●	Non-current Liabilities with Covenants Amendments to IAS 1
●	Lease Liability in a Sale and Leaseback Amendments to IFRS 16
●	Supplier finance arrangements - Amendments to IAS 7 and IFRS 7

The amendments to standards listed above did not have any material impact on the Group’s interim financial statements.

(b)New standards, amendments and interpretations not yet adopted by the Group

Certain new accounting standards, interpretations and amendments have been published through June 30, 2024, that are not yet effective and have not been early adopted by the Group. They are:

●	Lack of Exchangeability (Amendments to IAS 21)
●	IFRS 18 Presentation and Disclosure in Financial Statements
●	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)

The Company is in the process of analyzing the impact of the above new standards and amendments.

Segment reporting

2.5Segment reporting

Operating segments are components of IHS’ business activities about which separate financial statements are available and reported internally to the chief operating decision maker. The Group’s Executive Committee has been identified as the chief operating decision maker, responsible for allocating resources and assessing performance of the operating segments.

The Group’s Executive Committee currently consists of the Chief Executive Officer (“CEO”), the Chief Operating Officer (“COO”), the Chief Financial Officer (“CFO”), the General Counsel, the IHS Nigeria CEO and the Chief Human Resource Officer.

Where operating segments share similar characteristics, they have been aggregated into reportable segments, of which the Group has identified four: Nigeria, Sub-Saharan Africa (“SSA”), Middle East and North Africa (“MENA”) and Latin America (“Latam”).